ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
10	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	At December 31,
	2012	2013
Accrued wages and bonuses	$2,862	$2,244
Accrued legal and professional fees	278	301
Payables for acquisition of properly, plant and equipment	898	156
Payables for acquisition of intangible assets	2,183	1,112
Value added tax payable for acquisition of intangible assets	-	105
Royalty fees payable	912	791
Accrued consulting fees	188	188
Share repurchase fee payable	41	170
Payables for insurance premium	33	10
Accrued share option management fee	34	5
Customer advance	88	30
Accrued sales discount	-	254
Others	894	761
	$8,411	$6,127